Employee Benefits - Summary of Expected Future Contribution and Estimated Future Benefit Payments (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of defined benefit plans [abstract]
Expected contribution to the fund during the next twelve months	₨ 3,545	₨ 2,476
Estimated benefit payments from the fund for next twelve months	3,565	3,079
Estimated benefit payments from the fund for year two	3,218	2,578
Estimated benefit payments from the fund for year three	2,953	2,621
Estimated benefit payments from the fund for year four	2,736	2,380
Expected benefit payments from the fund for year five	2,412	2,225
Thereafter	17,692	17,176
Total	₨ 32,576	₨ 30,059